Condensed consolidated statements of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Profit for the period	$ 318,628,951	$ 39,442,842
Adjustments to reconcile profit to net cash provided by operating activities:
Depreciation and amortization	24,748,387	20,565,522
Interest expense	19,182,901	21,847,738
Amortization of loan financing fees and modification gain	620,214	637,847
Unrealized gain, net on derivatives	(278,397)	(2,465,940)
Interest income	(2,431,082)	(815,603)
Unrealized foreign exchange loss/ (gain)	37,259	(1,082,093)
Loss on debt extinguishment	1,363,059	1,125,951
Total reconciliation adjustments	43,242,341	39,813,422
Changes in working capital:
Trade and other receivables	(49,071,629)	(4,570,218)
Prepaid expenses and other current assets and non-current assets	(6,583,968)	(4,305,186)
Inventories	(12,389,004)	2,364,436
Trade payables	18,492,989	(1,355,333)
Accrued expenses and other current liabilities and non-current liabilities	4,475,817	795,879
Deferred revenue	2,825,340
Claims receivable	(292,304)	(77,521)
Due to related parties		(530,030)
Due from related parties	(2,188,977)	(623,462)
Total changes in working capital	(44,731,736)	(8,301,435)
Interest paid	(18,242,263)	(21,667,504)
Net cash provided by operating activities	298,897,293	49,287,325
CASH FLOWS FROM INVESTING ACTIVITIES
Increase in restricted cash	(19,306,188)	(637,445)
Payments for special survey and drydocking costs	(1,611,947)	(1,974,583)
Payments for vessels and advances for acquisition of vessels	(275,819,213)
Interest received	2,457,127	719,353
Net cash used in investing activities	(294,280,221)	(1,892,675)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term borrowings	235,000,000	131,000,000
Repayments of long-term borrowings	(117,973,818)	(146,619,421)
Net proceeds from common share issuance	124,400,133
Dividends paid	(138,608,525)	(21,570,052)
Payments of loan financing fees	(1,605,000)	(884,000)
Net cash provided by/ (used in) financing activities	101,212,790	(38,073,473)
Effects of exchange rate changes of cash held in foreign currency	124,869	1,088,578
Net change in cash and cash equivalents	105,829,862	9,321,177
Cash and cash equivalents at beginning of period	116,636,741	49,343,664
Cash and cash equivalents at end of period	$ 222,591,472	$ 59,753,419